Financial Instruments and Risk Management (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ 1,403	$ 1,286
Gross [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	1,246	1,150
Gross [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	88	79
Gross [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	25	35
Gross [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	44	22
Accumulated impairment [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(38)	(26)
Accumulated impairment [Member] | Not past due [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(4)	1
Accumulated impairment [Member] | Past due up to 3 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(1)	(1)
Accumulated impairment [Member] | Past due 3 to 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	(6)	(5)
Accumulated impairment [Member] | Past due over 12 months [Member]
Disclosure of financial instruments [Line Items]
Trade receivables	$ (27)	$ (21)